Business Combinations - Acquisition Date Fair Value of Consideration Transferred (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 09, 2019	Feb. 01, 2019	Dec. 31, 2019
Komiko
Business Acquisition [Line Items]
Cash	$ 8.3
Contingent earnout payments	0.2
Total purchase consideration	8.5
Komiko | DiscoverOrg Holdings
Business Acquisition [Line Items]
Cash	8.3
Contingent earnout payments	0.2
Total purchase consideration	$ 8.5
Pre-Acquisition ZI
Business Acquisition [Line Items]
Cash		$ 667.3
Liability for equity award settlement		25.2
Portion of replacement awards attributable to pre-acquisition service		27.9
Other purchase consideration liabilities		6.5
Deferred consideration		33.2
Total purchase consideration		760.1
Pre-Acquisition ZI | DiscoverOrg Holdings
Business Acquisition [Line Items]
Cash		667.3
Liability for equity award settlement		25.2
Portion of replacement awards attributable to pre-acquisition service		27.9
Other purchase consideration liabilities		6.5
Deferred consideration		33.2
Total purchase consideration		$ 760.1
NeverBounce | DiscoverOrg Holdings
Business Acquisition [Line Items]
Cash			$ 8.5
Contingent earnout payments			1.1
Total purchase consideration			$ 9.6